Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in non-cash working capital
Accounts receivable	$ (1,181)	$ (2,514)
Accounts payable and accrued liabilities	3,110	(9,791)
Other	(904)	468
Total change in non-cash working capital	$ 1,025	$ (11,837)